Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Details)	Dec. 31, 2024
Expected prepayment | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.06
Expected prepayment | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.18
Expected prepayment | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.09
Option adjusted spread | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.05
Option adjusted spread | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.11
Option adjusted spread | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
MSRs measurement inputs	0.06